SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Redeemable Common Stock
Interest Income		$ 30,397
Non-Redeemable Common Stock
Net loss	$ (1,000)	(561,449)
Redeemable common stock
Redeemable Common Stock
Interest Income	0	30,397
Franchise Tax	0	(30,397)
Net Earnings	0	0
Non-Redeemable Common Stock
Redeemable Net Earnings	$ 0	$ 0
Weighted Average Common Stock, Basic and Diluted	0	8,009,041
Basic and Diluted net earnings (loss) per common share	$ 0.00	$ 0.00
Non-redeemable common stock
Redeemable Common Stock
Net Earnings	$ 0	$ 0
Non-Redeemable Common Stock
Net loss	(1,000)	(561,449)
Redeemable Net Earnings	0	0
Non-Redeemable Net Loss	$ (1,000)	$ (561,449)
Weighted Average Common Stock, Basic and Diluted	1,875,000	1,951,216
Basic and Diluted net earnings (loss) per common share	$ 0.00	$ (0.29)